Related Party Transactions (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Prepayments to related parties	$ 350,726
Xuete [Member]
Prepayments to related parties	125,119
Shenzhen Boruiju [Member]
Prepayments to related parties	143,325
Dongguan Artist Network [Member]
Prepayments to related parties	23,997
Wanshangbao [Member]
Prepayments to related parties	10,900
Guizhou United World [Member]
Prepayments to related parties	1,781
Huoerguosi Guoranfeifan [Member]
Prepayments to related parties	$ 45,604